Note 19 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	20 1 8	2017

Balance, Beginning	$744,637	$1,025,543

New Loans	97,690	1,050,393
Repayments	(166,997)	(1,106,606)
Transactions Due to Changes in Directors	-	(224,693)

Balance, Ending	$675,330	$744,637